SCHEDULE OF INTANGIBLE ASSETS NET (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Carrying amount at the beginning of the year / period	$ 3,107,201
Licenses addition	1,166,100		10,199,480
Less: transfer to joint operations parties	(3,883,301)		(930,204)
Less: amortization	(390,000)		(2,560,667)
Less: disposal			(3,601,408)
Carrying amount at the end of the year / period			$ 3,107,201